Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of impact of adoption	Furthermore, the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows:
Revenue recognition (continued)

Balance Sheet	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
ASSETS
Non-current Assets
Deferred income taxes	74,299	1,555	75,854
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	119,088	339	119,427
Non-current liabilities
Accrued payroll and other liabilities	29,366	5,012	34,378
EQUITY
Retained earnings	401,134	(3,796)	397,338

The disclosure of the impact of adoption on the consolidated balance sheet and income statements, as of December 31, 2018 and for the fiscal year ended December 31, 2018, were as follows:

	As of December 31, 2018
Balance Sheet	As Reported	Balances Without Adoption of ASC 606	Effect of Change
ASSETS
Non-current Assets
Deferred income taxes	58,334	56,522	1,812
LIABILITIES AND EQUITY
Current liabilities
Accrued payroll and other liabilities	94,166	93,770	396
Non-current liabilities
Accrued payroll and other liabilities	35,322	29,495	5,827
EQUITY
Retained earnings	413,074	417,485	(4,411)

	For the fiscal year ended December 31, 2018
Income Statement	As Reported	Balances Without Adoption of ASC 606	Effect of Change

Revenues from franchised restaurants	148,962	149,834	(872)
Income tax expense	(48,136)	(48,393)	257
Furthermore, the changes made to the consolidated balance sheet as of January 1, 2019 for the adoption of ASC 842 were as follows:

Consolidated Balance Sheet	Balance at December 31, 2018	Adjustments Due to ASC 842	Balance at January 1, 2019
ASSETS
Non-current assets
Lease right of use asset, net	—	896,682	896,682	(i)
LIABILITIES AND EQUITY
Current liabilities
Operating lease liabilities	—	72,272	72,272	(ii)
Non-current liabilities
Accrued payroll and other liabilities	35,322	(16,404)	18,918	(iii)
Operating lease liabilities	—	840,814	840,814	(iv)
Recent accounting pronouncements (continued)

(i) Represents capitalization of operating lease right of use assets of $913,086 net of the reclassification of straight-line rent accrual of $16,404.
(ii) Represents recognition of current portion of operating lease liabilities.
(iii) Represents reclassification of straight-line rent accrual to lease right of use asset, net.
(iv) Represents recognition of non-current portion of operating lease liabilities.
The disclosure of the impact of adoption on the consolidated balance sheet and income statement, as of December 31, 2019 and for the fiscal year ended in December 31, 2019, were as follows:

	As of December 31, 2019
Consolidated Balance Sheet	As Reported	Balances Without Adoption of ASC 842	Effect of Change
ASSETS
Non-current assets
Lease right of use asset, net	922,165	—	922,165
LIABILITIES AND EQUITY
Current liabilities
Operating lease liabilities	70,147	—	70,147
Non-current liabilities
Accrued payroll and other liabilities	23,497	41,084	(17,587)
Operating lease liabilities	861,582	—	861,582
EQUITY
Retained earnings	471,149	467,560	3,589
Accumulated other comprehensive loss	(519,505)	(523,939)	4,434

	For the fiscal year ended December 31, 2019
Consolidated Statement of Income	As Reported	Balances Without Adoption of ASC 842	Effect of Change

Foreign currency exchange results	12,754	9,165	3,589

Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income (expenses), net on the consolidated statements of income:

Fiscal year	Markets	Total
2020	Mexico, Puerto Rico, USVI, Peru, Aruba, Colombia, Venezuela, Ecuador, Panama and Argentina	$6,636
2019	Mexico, Puerto Rico, USVI, Peru, Aruba, Curacao, Colombia and Venezuela	8,790
2018	Mexico, Puerto Rico, USVI, Peru, Colombia, Venezuela and Trinidad and Tobago.	18,950

Schedule of goodwill impairment	As a result of the analyses performed during the fiscal years 2020, 2019 and 2018, the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating (expenses) income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2020	Mexico	$1,085
2019	Ecuador	273
2018	Peru	167